Leases	6 Months Ended
Dec. 31, 2019
Leases
Leases

15        Leases

As explained in note 3 above, the Group has adopted IFRS 16 for leases where the Group is the lessee with effect from 1 July 2019.

(i)       Amounts recognized in the consolidated balance sheet

The balance sheet shows the following amounts relating to leases:

Right-of-use assets:

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Property	5,056	—	—
Plant and machinery	112	—	—
Total	5,168	—	—

Additions to right-of-use assets for the three and six months ended 31 December 2019 amounted £nil.

Lease liabilities:

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Current	1,622	—	—
Non-current	3,626	—	—
Total lease liabilities	5,248	—	—

The total cash outflow for leases for the three months ended 31 December 2019 amounted £398,000.

The total cash outflow for leases for the six months ended 31 December 2019 amounted £796,000.

(ii)       Amounts recognized in the consolidated statement of profit or loss:

	31 December	31 December
	2019	2018
	£’000	£’000
Depreciation charge of right-of-use assets
Property	(765)	—
Plant and machinery	(43)	—
	(808)	—
Interest expense (included in finance cost)	(68)	—
Expense relating to short-term leases (included in operating expenses)	(351)	—
Expense relating to low value leases (included in operating expenses)	(8)	—

(iii)      The group’s leasing activities and how these are accounted for

The Group leases various offices and equipment. Until 30 June 2019, these leases of property, plant and equipment were classified and accounted for as operating leases and lease payments were charged to profit or loss on a straight-line basis over the period of the lease. From 1 July 2019, all leases with a term of more than 12 months, unless the underlying asset is of low value, are recognized as a right-of-use asset, with a corresponding lease liability, at the date at which the leased asset is available for use by the Group.

The lease agreements do not impose any covenants other than the security interests in the right-of-use assets that are held by the lessor. Right-of-use assets may not be used as security for borrowing purposes.

Lease liabilities are initially measured on a present value basis. Lease liabilities include the net present value of lease payments, less any lease incentives receivable. The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, which is generally the case for leases of the Group, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are initially measured at cost comprising the following:

•	the amount of the initial measurement of the lease liability;
•	any lease payments made at or before the commencement date less any lease incentives received;
•	any initial direct costs; and
•	restoration costs.

Right-of-use assets are depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Payments associated with short-term leases of property, plant and equipment and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.